CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]		Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 3,799	$ 13	$ 19,423		$ (29)	$ (16)	$ (15,592)
Balance, shares at Dec. 31, 2008	4,458,976	4,458,976
Share issuance costs - AnchorPoint acquisition	(5)		(5)
Stock-based compensation related to options issued to employees	149		149	[1]
Stock-based compensation related to options issued to non employees	10		10	[1]
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale marketable securities, net	43					43		43
Foreign currency translation adjustments	(4)					(4)		(4)
Total other comprehensive income (loss)								39
Net income (loss)	(877)						(877)	(877)
Total comprehensive income (loss)								(838)
Balance at Dec. 31, 2009	3,115	13	19,577		(29)	23	(16,469)
Balance, shares at Dec. 31, 2009	4,458,976	4,458,976
Issuance of shares
Issuance of shares, shares		81
Stock-based compensation related to options issued to employees	99		99
Other comprehensive loss:
Loss on sale of available-for-sale marketable securities, net	(27)					(27)		(27)
Total other comprehensive income (loss)								(27)
Net income (loss)	176						176	176
Total comprehensive income (loss)								149
Accumulated foreign currency translation adjustment						(21)
Accumulated unrealized gains from available-for-sale marketable securities						17
Accumulated unrealized losses						(4)
Balance at Dec. 31, 2010	3,363	13	19,676		(29)	(4)	(16,293)
Balance, shares at Dec. 31, 2010	4,459,057	4,459,057
Stock-based compensation related to options issued to employees	65		65
Stock-based compensation related to options issued to non employees	2		2
Transaction with principal shareholder	30		30
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale marketable securities, net	(31)					(31)		(31)
Foreign currency translation adjustments	16					16		16
Net income (loss)	387						387	387
Total comprehensive income (loss)								372
Accumulated foreign currency translation adjustment						(5)
Accumulated unrealized gains from available-for-sale marketable securities						(14)
Accumulated unrealized losses						(19)
Balance at Dec. 31, 2011	$ 3,832	$ 13	$ 19,773		$ (29)	$ (19)	$ (15,906)
Balance, shares at Dec. 31, 2011	4,459,057	4,459,057

[1]	Reclassified.